Common Stock Reserved for Issuance (Details)																															0 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012 Stock Option [Member]	Jul. 31, 2011 Stock Option [Member]	Jul. 31, 2012 Employee Stock Purchase Plan [Member]	Jul. 31, 2011 Employee Stock Purchase Plan [Member]	Jul. 31, 2012 Restricted Stock Units (RSUs) [Member]	Jul. 31, 2011 Restricted Stock Units (RSUs) [Member]	Jul. 31, 2012 Equity Plan [Member]	Jul. 31, 2011 Equity Plan [Member]	Jul. 31, 2012 Common Stock [Member]	Jul. 31, 2011 Common Stock [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Preferred Stock [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Preferred Stock [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series E [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series E [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-3 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-3 [Member]	Apr. 15, 2012 Common Stock [Member]
Class of Stock [Line Items]
Capital shares reserved for future issuance	18,046,055	36,994,416	11,847,046	9,566,792			35,550	0	4,640,628	193,268					0	4,368	0	8,109	0	8,696,095	0	5,444,241	0	8,443,888	0	935,383	0	2,233,132	0	1,076,147
Number of warrants issued											22,831	336,488	0	56,505
Shares reserved for employee stock purchase plan					1,500,000	0
Shares converted into common stock																															26,841,363